SALES (Tables)	12 Months Ended
Dec. 31, 2019
SALES
Schedule of sales by product categories

The Company’s sales by product categories for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
Plasma products:
Human Albumin	187,835,401	149,369,846	132,498,791
Immunoglobulin products:
Human Immunoglobulin for Intravenous Injection	117,147,536	113,490,790	117,511,797
Other Immunoglobulin products	72,071,759	59,470,912	50,147,328
Others	53,706,467	31,677,439	21,049,636
Placenta Polypeptide	26,977,805	68,157,257	49,199,288
Biopharmaceutical products	457,738,968	422,166,244	370,406,840
Artificial Dura Mater	42,275,272	40,644,561	—
Others	3,730,682	4,066,764	—
Biomaterial products	46,005,954	44,711,325	—
Total	503,744,922	466,877,569	370,406,840

Schedule of sales by channel

The Company’s sales by channel for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
Plasma products:
Distributors	220,149,266	174,698,620	126,381,596
Hospitals and inoculation centers	210,611,897	179,310,367	194,825,956
	430,761,163	354,008,987	321,207,552
Placenta Polypeptide:
Distributors	26,977,805	68,157,257	49,199,288
Total Biopharmaceutical products	457,738,968	422,166,244	370,406,840
Biomaterial products:
Distributors	43,774,081	42,717,750	—
Hospitals	2,231,873	1,993,575	—
Total Biomaterial products	46,005,954	44,711,325	—
Total	503,744,922	466,877,569	370,406,840